UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end:  September 30, 2005

Date of reporting period:  September 30, 2005

Item 1. Reports to Stockholders.

The Registrant’s annual report to shareholders is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Bond Allocation Target Shares

Annual Report
September 30, 2005

[GRAPHIC APPEARS HERE]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE                                                      BlackRock

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     BlackRock Bond Allocation Target Shares

*BlackRock Bond Allocation Target Shares Series S
*BlackRock Bond Allocation Target Shares Series C
*BlackRock Bond Allocation Target Shares Series M

                               TABLE OF CONTENTS

Shareholder Letter .........................................................1
Portfolio Summaries

Statements of Net Assets ................................................8-14
Portfolio Financial Statements

Notes to Financial Statements ..........................................18-21
Report of Independent Registered Public Accounting Firm ...................22
Fund Management ........................................................23-27
Additional Information ....................................................28

          PRIVACY PRINCIPLES OF BLACKROCK BOND ALLOCATION TARGET SHARES

BlackRock Bond Allocation Target Shares is committed to maintaining the privacy of shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Bond Allocation Target Shares collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Bond Allocation Target Shares does not receive any nonpublic personal information relating to its shareholders who purchase shares through programs sponsored by broker-dealers. In the event a person becomes a shareholder of
BlackRock Bond Allocation Target Shares through another means, BlackRock Bond
Allocation Target Shares may receive nonpublic personal information regarding such Investor on account documentation or other forms.

With respect to these shareholders, BlackRock Bond Allocation Target Shares may also have access to specific information regarding their transactions in
BlackRock Bond Allocation Target Shares. BlackRock Bond Allocation Target
Shares does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholder's account (for example, to a transfer agent).

BlackRock Bond Allocation Target Shares restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Bond Allocation Target Shares maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                     BlackRock Bond Allocation Target Shares

September 30, 2005

Dear Shareholder,

     We are pleased to present the Annual Report of the BlackRock Bond
Allocation Target Shares (the "BATS") Portfolios for the year ended September
30, 2005. We at BlackRock would like to welcome all new shareholders to the
BlackRock Funds Family.

     The Annual Report includes important information about each Portfolio:

..   Portfolio Summary - discusses recent portfolio management activity and highlights total returns.

..   Fund Profile - displays characteristics of each Portfolio's holdings as of
    September 30, 2005.

..   Expense Example - discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses and to compare expenses to other funds.

..   Statement of Net Assets - lists portfolio holdings and includes each holding's market value and par amount/number of shares as of September 30,
    2005. The Statement of Net Assets also contains the net asset value for each
    Portfolio.

..   Statement of Operations - displays the components of each Portfolio's investment income and provides a detailed look at each Portfolio's expenses.
    The Statement of Operations also lists the aggregate change in value of a
    Portfolio's securities due to market fluctuations and security sales.

..   Statement of Changes in Net Assets - details shareholder distributions, aggregate realized gains and losses, and the change in net assets from the beginning of the year to the end of the year.

..   Financial Highlights - include each Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current year.

..   Notes to Financial Statements - provide additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

..   Fund Management Table - lists information regarding the Portfolios' Trustees and Officers.

     At BlackRock, we maintain an unwavering commitment to placing our clients first and we value the trust you have placed in us. Should you have questions concerning this report, please contact the sponsor of your wrap-fee program or other managed account.

Sincerely,

[GRAPHIC APPEARS HERE]

Anne Ackerley
Managing Director
BlackRock Advisors,Inc.

                                                                               1

                BlackRock Bond Allocation Target Shares Series S

Total Net Assets (9/30/05): $9.8 million

Performance Benchmark:
     Merrill Lynch 1-3 Year Treasury Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: commercial and residential mortgage-backed securities;
obligations of domestic and non-U.S. corporations; asset-backed securities;
collateralized mortgage obligations and U.S. Treasury and agency securities. The
Portfolio may only buy securities that are rated investment grade at the time of purchase by a least one nationally recognized rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:
     .    The BlackRock Bond Allocation Target Shares Series S Portfolio
outperformed the benchmark for the annual period. The Series S Portfolio, a non-diversified fund, is offered only as part of certain wrap fee programs or to certain managed account clients of BlackRock. These clients typically have a short duration fixed income account and utilize the Portfolio to gain exposure to certain types of securities included in the overall account. Since the
Portfolio is one component of a broader account, the portfolio management team does not utilize a benchmark to manage the Portfolio. The Merrill Lynch 1-3 Year
Treasury Index is the de facto benchmark used for fund reporting purposes.
Because the client's investment in the Portfolio represents only a portion of the overall short duration account, comparisions of the Portfolio's performance to that of the benchmark will not typically be meaningful.

     .    During the first half of the annual period, yields largely increased as the Federal Reserve (Fed) continued to pursue its policy of interest rate
"normalization." The Fed Funds target rate began the fiscal year at 1.75%. The
Fed would largely stay on message for the next twelve months, emphasizing sustainable economic growth, contained inflation, and accommodative monetary conditions. In the beginning of the second half of the annual period, longer maturity yields largely declined due to the perceived softening of the global economy. Investor pessimism on future growth was driven primarily by the dramatic upswing in oil prices. However, by the end of September, the evidence of economic vitality was compelling enough to survive not only surging energy costs, but also two highly destructive hurricanes. Longer maturity yields increased as the Fed began to signal that its greater concern was gathering inflation. During the annual period, the Federal Open Market Committee (FOMC)
voted a 0.25% tightening at each of its eight meetings. This lifted the Fed
Funds target rate by 2.00% to 3.75%. In contrast, longer interest rates, as measured by the 10-year Treasury, increased by a modest 0.21%, ending the period at 4.33%.

     .    The major domestic spread sectors - agencies, corporates, ABS, CMBS and MBS - all posted positive excess returns over duration-weighted Treasuries during the annual period. Investment grade corporates lagged behind the other domestic spread sectors. Corporate bond performance was driven by both solid credit fundamentals and strong investor demand in the beginning of the period.
However, with the downgrading of both General Motors and Ford, two of the largest corporate bond issuers in the world, to below investment grade, investors became noticeably more cautious. In spite of higher short-term interest rates and flattening of the yield curve, which has dramatically reduced the carry advantage of MBS, the sector was able to post a positive excess return over Treasuries, mainly due to the lack of volatility in interest rate markets.
Most of this positive performance was attained during the fourth quarter of
2004. Valuations of ABS remained stable, and spreads remained near historically tight levels despite robust supply. Led by home equity loan products, issuance remains on track to meet 2004's record level. The net supply of agencies continued to be negative as government sponsored enterprises were unable to grow given unresolved accounting issues and intense political scrutiny. This lack of supply has kept spreads tight. CMBS, the best performing domestic spread sector during the annual period, has enjoyed strong demand due to the sector's attractive relative value characteristics. Heavy issuance prevented valuations from getting excessively expensive, and credit statistics indicated solid fundamentals.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION
         TARGET SHARES SERIES S PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR
                         TREASURY INDEX FROM INCEPTION.

                                  [LINE CHART]

                 Series S Portfolio   Merrill Lynch 1-3 Year Treasury Index
                 ------------------   -------------------------------------
10/01/2004             $10,000                      $10,000
12/31/2004              10,026                       10,002
03/31/2005              10,038                        9,976
06/30/2005              10,162                       10,089
09/30/2005              10,200                       10,098

                      For period ending September 30, 2005

                           Average Annual Total Return
                      1 Year                 From Inception
                    ----------              ----------------
                       2.00%                     2.00%

The performance information above includes information relating to the portfolio since the commencement of operations of the portfolio on 10/1/04.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                BlackRock Bond Allocation Target Shares Series S

FUND PROFILE

Credit Quality (% of long-term investments)/1/
AAA                                  96.7%
AA                                    3.2
BBB                                   0.1
                                    -----
     Total                          100.0%
                                    =====
Portfolio Statistics
Average maturity (years)              1.6
Effective Duration/2/                1.20

1    Using the higher of Standard & Poor's ("S&P's") or Moody's Investors
     Service ("Moody's") rating.

2    Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 to September 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs.

                                                                                Hypothetical Expenses
                                                         Actual Expenses     (5% return before expenses)
                                                        -----------------   ----------------------------
Beginning Account Value (4/01/05)                            $1,000.00                 $1,000.00
Ending Account Value (9/30/05)                                1,016.10                  1,025.00
Expenses Incurred During Period (4/01/05 - 9/30/05)                  -                         -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               3

                BLackRock Bond Allocation Target Shares Series C

Total Net Assets (9/30/05): $9.9 million

Performance Benchmark:
     Lehman Brothers U.S. Credit Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: corporate bonds; notes and debentures; asset-backed securities; commercial and residential mortgage-backed securities;
collateralized mortgage obligations; and U.S. Treasury and agency securities.
The Portfolio may only buy securities that are rated investment grade at the time of purchase by a least one nationally recognized rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:
     .    The BlackRock Bond Allocation Target Shares Series C Portfolio
outperformed the benchmark for the annual period. The Series C Portfolio, a non-diversified fund, is offered only as part of certain wrap fee programs or to certain managed account clients of BlackRock. These clients typically have a core or core plus fixed income account and utilize the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the portfolio management team does not utilize a benchmark to manage the Portfolio. The Lehman Brothers
U.S. Credit Index is the de facto benchmark used for fund reporting purposes.
Because the client's investment in the Portfolio represents only a portion of the overall core or core plus account, comparisions of the Portfolio's performance to that of the benchmark will not typically be meaningful.

     .    During the first half of the annual period, yields largely increased as the Federal Reserve (Fed) continued to pursue its policy of interest rate
"normalization." The Fed Funds target rate began the fiscal year at 1.75%. The
Fed would largely stay on message for the next twelve months, emphasizing sustainable economic growth, contained inflation, and accommodative monetary conditions. In the beginning of the second half of the annual period, longer maturity yields largely declined due to the perceived softening of the global economy. Investor pessimism on future growth was driven primarily by the dramatic upswing in oil prices. However, by the end of September, the evidence of economic vitality was compelling enough to survive not only surging energy costs, but also two highly destructive hurricanes. Longer maturity yields increased as the Fed began to signal that its greater concern was gathering inflation. During the annual period, the Federal Open Market Committee (FOMC)
voted a 0.25% tightening at each of its eight meetings. This lifted the Fed
Funds target rate by 2.00% to 3.75%. In contrast, longer interest rates, as measured by the 10-year Treasury, increased by a modest 0.21%, ending the period at 4.33%.

     .    The major domestic spread sectors - agencies, corporates, ABS, CMBS and MBS - all posted positive excess returns over duration-weighted Treasuries during the annual period. Investment grade corporates lagged behind the other domestic spread sectors. Corporate bond performance was driven by both solid credit fundamentals and strong investor demand in the beginning of the period.
However, with the downgrading of both General Motors and Ford, two of the largest corporate bond issuers in the world, to below investment grade, investors became noticeably more cautious. In spite of higher short-term interest rates and flattening of the yield curve, which has dramatically reduced the carry advantage of MBS, the sector was able to post a positive excess return over Treasuries, mainly due to the lack of volatility in interest rate markets.
Most of this positive performance was attained during the fourth quarter of
2004. Valuations of ABS remained stable, and spreads remained near historically tight levels despite robust supply. Led by home equity loan products, issuance remains on track to meet 2004's record level. The net supply of agencies continued to be negative as government sponsored enterprises were unable to grow given unresolved accounting issues and intense political scrutiny. This lack of supply has kept spreads tight. CMBS, the best performing domestic spread sector during the annual period, has enjoyed strong demand due to the sector's attractive relative value characteristics. Heavy issuance prevented valuations from getting excessively expensive, and credit statistics indicated solid fundamentals.

     .    During the annual period, the Portfolio was primarily invested in investment grade corporate fixed income with a small allocation to taxable municipals.

     .    Our overweight in financials has benefited the Portfolio as this sector has continued to get sponsorship from overseas buyers and has avoided negative headline news. Within the financial sector, we own mostly banks, diversified finance, and life insurance and avoided owning re-insurance and property and casualty names, which experienced widening spreads due to the hurricanes.

     .    Our industrial holding mainly consists of cable/media, energy, and defense sectors. Our holdings in cable, media, and retail were negative contributors as LBO activity and shareholder activism in these sectors widened spreads.

     .    Utilities make up a small portion of the Portfolio holdings. We own mostly triple BBB rated utilities since the higher rated entities are extremely costly. The long dated bonds have underperformed the short dated ones. Our limited exposure to this sector has helped the Portfolio.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION
            TARGET SHARES SERIES C PORTFOLIO AND THE LEHMAN BROTHERS
                        U.S. CREDIT INDEX FROM INCEPTION.

                                  [LINE CHART]

                 Series C Portfolio   Lehman Brothers U.S. Credit index
                 ------------------   ---------------------------------
10/01/2004             $10,000                    $10,000
12/31/2004              10,126                     10,126
03/31/2005              10,057                     10,020
06/30/2005              10,389                     10,378
09/30/2005              10,334                     10,274

                      For period ending September 30, 2005

                           Average Annual Total Return
                      1 Year                 From Inception
                    ----------              ----------------
                       3.34%                     3.34%

The performance information above includes information relating to the
Portfolio since the commencement of operations of the Portfolio on 10/1/04.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                BlackRock Bond Allocation Target Shares Series C

FUND PROFILE

Credit Quality (% of long-term investments)/1/
AAA                                  10.2%
AA                                   36.9
A                                    27.6
BBB                                  25.1
BB                                    0.2
                                    -----
     Total                          100.0%
                                    =====

Portfolio Statistics
Average maturity (years)              6.7
Effective Duration/2/                4.19

1    Using the higher of Standard & Poor's ("S&P's") or Moody's Investors
     Service ("Moody's") rating.

2    Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 to September 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs.

                                                                                Hypothetical Expenses
                                                         Actual Expenses     (5% return before expenses)
                                                        -----------------   ----------------------------
Beginning Account Value (4/01/05)                            $1,000.00                 $1,000.00
Ending Account Value (9/30/05)                                1,027.60                  1,025.00
Expenses Incurred During Period (4/01/05 - 9/30/05)                  -                         -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               5

                BlackRock Bond Allocation Target Shares Series M

Total Net Assets (9/30/05): $4.9 million

Performance Benchmark:
     Lehman Brothers MBS Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: commercial and residential mortgage-backed securities;
asset -backed securities; collateralized mortgage obligations; and U.S.
Treasury and agency securities. The Portfolio only buys securities rated investment grade at the time of purchase by a least one nationally recognized rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:
     .    The BlackRock Bond Allocation Target Shares Series M Portfolio
underperformed the benchmark for the annual period. The Series M Portfolio, a non-diversified fund, is offered only as part of certain wrap fee programs or to certain managed account clients of BlackRock. These clients typically have a core or core plus fixed income account and utilize the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the portfolio management team does not utilize a benchmark to manage the Portfolio. The Lehman Brothers
MBS Index is the de facto benchmark used for fund reporting purposes. Because the client's investment in the Portfolio represents only a portion of the overall core or core plus account, comparisions of the Portfolio's performance to that of the benchmark will not typically be meaningful.

     .    During the first half of the annual period, yields largely increased as the Federal Reserve (Fed) continued to pursue its policy of interest rate
"normalization." The Fed Funds target rate began the fiscal year at 1.75%. The
Fed would largely stay on message for the next twelve months, emphasizing sustainable economic growth, contained inflation, and accommodative monetary conditions. In the beginning of the second half of the annual period, longer maturity yields largely declined due to the perceived softening of the global economy. Investor pessimism on future growth was driven primarily by the dramatic upswing in oil prices. However, by the end of September, the evidence of economic vitality was compelling enough to survive not only surging energy costs but also two highly destructive hurricanes. Longer maturity yields increased as the Fed began to signal that its greater concern was gathering inflation. During the annual period, the Federal Open Market Committee (FOMC)
voted a 0.25% tightening at each of its eight meetings. This lifted the Fed
Funds target rate by 2.00% to 3.75%. In contrast, longer interest rates, as measured by the 10-year Treasury, increased by a modest 0.21%, ending the period at 4.33%.

     .    The major domestic spread sectors - agencies, corporates, ABS, CMBS and MBS - all posted positive excess returns over duration-weighted Treasuries during the annual period. Investment grade corporates lagged behind the other domestic spread sectors. Corporate bond performance was driven by both solid credit fundamentals and strong investor demand in the beginning of the period.
However, with the downgrading of both General Motors and Ford, two of the largest corporate bond issuers in the world, to below investment grade, investors became noticeably more cautious. In spite of higher short-term interest rates and flattening of the yield curve, which has dramatically reduced the carry advantage of MBS, the sector was able to post a positive excess return over Treasuries, mainly due to the lack of volatility in interest rate markets.
Most of this positive performance was attained during the fourth quarter of
2004. Valuations of ABS remained stable, and spreads remained near historically tight levels despite robust supply. Led by home equity loan products, issuance remains on track to meet 2004's record level. The net supply of agencies continued to be negative as government sponsored enterprises were unable to grow given unresolved accounting issues and intense political scrutiny. This lack of supply has kept spreads tight. CMBS, the best performing domestic spread sector during the annual period, has enjoyed strong demand due to the sector's attractive relative value characteristics. Heavy issuance prevented valuations from getting excessively expensive, and credit statistics indicated solid fundamentals.

     .    During the annual period, the Portfolio was primarily invested in high quality residential and commercial mortgage and asset-backed securities. The
Portfolio's allocation to residential motrgages remains low due to reduced carry and uncertain demand while the fund continues to maintain a core position to AAA rated ABS. Roughly 40% of the Portfolio is invested in CMBS. The
Portfolio's CMBS holdings are mostly concentrated in shorter average life bonds, which outperformed the general CMBS universe, as longer-dated CMBS were more pressured by heavy supply throughout the year.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION
          TARGET SHARES SERIES M PORTFOLIO AND THE LEHMAN BROTHERS MBS
                              INDEX FROM INCEPTION.

                                  [LINE CHART]

                 Series M Portfolio   Lehman Brothers MBS Index
                 ------------------   -------------------------
10/01/2004             $10,000                  $10,000
12/31/2004              10,097                   10,126
03/31/2005              10,039                   10,114
06/30/2005              10,259                   10,344
09/30/2005              10,236                   10,329

                      For period ending September 30, 2005

                           Average Annual Total Return
                      1 Year                 From Inception
                    ----------              ----------------
                       2.37%                     2.37%

The performance information above includes information relating to the portfolio since the commencement of operations of the portfolio on 10/1/04.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                BlackRock Bond Allocation Target Shares Series M

FUND PROFILE

Credit Quality (% of long-term investments)/1/
AAA                                 100.0%
                                    -----
     Total                          100.0%
                                    =====

Portfolio Statistics
Average maturity (years)              3.2
Effective Duration/2/                2.48

1    Using the higher of Standard & Poor's ("S&P's") or Moody's Investors
     Service ("Moody's") rating.

2    Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 to September 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee program.

                                                                                Hypothetical Expenses
                                                         Actual Expenses     (5% return before expenses)
                                                        -----------------   ----------------------------
Beginning Account Value (4/01/05)                            $1,000.00                 $1,000.00
Ending Account Value (9/30/05)                                1,019.70                  1,025.00
Expenses Incurred During Period (4/01/05 - 9/30/05)                  -                         -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               7

                     BlackRock Bond Allocation Target Shares

                            STATEMENT OF NET ASSETS
                            BATS SERIES S PORTFOLIO

As of September 30, 2005

                                                          Par
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 4.0%
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
    5.25%                                 01/15/06       $100        $  100,329
    1.88%                                 02/15/06        300           297,577
                                                                     ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $399,196)                                                       397,906
                                                                     ----------
MORTGAGE PASS-THROUGHS -- 28.0%
  Federal Home Loan Mortgage
    Corp. ARM
    3.54%(b)                              05/01/34        340           330,004
    3.57%(b)                              07/01/34        328           324,474
    4.78%(b)                              04/01/35        190           189,433
  Federal National Mortgage
    Association ARM
    4.83%(b)                              07/01/34        165           165,044
    4.87%(b)                              06/01/35        381           384,690
    4.65%(b)                              07/01/35        356           353,888
    5.33%(b)(c)                           10/01/35        450           447,469
  Government National Mortgage
    Association II ARM
    5.00%(b)                              10/20/34        562           565,268
                                                                     ----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $2,792,693)                                                   2,760,270
                                                                     ----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.1%
  Bank of America Funding Corp.,
    Series 04-C, Class 4A1
    4.13%(b)                              11/25/34         86            86,496
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    4.20%(b)                              11/25/34         82            82,051
  Countrywide Alternative Loan
    Trust, Series 05-28CB, Class
    1A5
    5.50%                                 08/25/35         96            97,265
  Federal Home Loan Mortgage
    Corp., Series 04-2877, Class
    PA
    5.50%                                 07/15/33        284           286,413
  Federal Home Loan Mortgage
    Corp., Series 04-SF5, Class
    GB
    1.77%                                 12/15/07        196           192,841
  Goldman Sachs Mortgage
    Securities Corp., Series 04-11,
    Class 2A2
    4.15%(b)                              12/25/34         71            70,749
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-EE,
    Class 2A1
    3.99%(b)                              01/25/35        176           174,131
                                                                     ----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $1,000,810)                                                     989,946
                                                                     ----------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.0%
  Adjustable Rate Mortage Trust,
    Series 05-9, Class 5A1
    4.10%(b)
  (Cost $96,872)                          11/25/35         97            96,914
                                                                     ----------
ASSET BACKED SECURITIES -- 48.0%
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%                                 10/16/06         90            89,483
  Capital Auto Receivables Asset
    Trust, Series 02-4, Class A4
    2.64%                                 03/17/08         64            63,484
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                                 02/15/08        100            98,797
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                 02/09/09        300           301,626
  Citibank Credit Card Master
    Trust, Series 99-5, Class A
    6.10%                                 05/15/08        350           353,558
  DaimlerChrysler Auto Trust,
    Series 02-B, Class A4
    3.53%                                 12/06/07        117           116,633
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                 01/08/08        339           336,869
  DaimlerChrysler Auto Trust,
    Series 04-A, Class A3
    2.00%                                 12/08/07        300           296,914
  Ford Credit Auto Owner Trust,
    Series 04-A, Class A3
    2.93%                                 03/15/08        300           296,354
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                 11/15/08        120           118,661
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                 02/21/07        105           104,065
  Honda Auto Receivables Owner
    Trust, Series 03-4, Class A3
    2.19%                                 05/15/07        228           226,612
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                                 10/20/08        300           294,789
  MBNA Credit Card Master Note
    Trust, Series 01-A1, Class A1
    5.75%                                 10/15/08        350           352,945
  MBNA Credit Card Master Note
    Trust, Series 03-A6, Class A6
    2.75%                                 10/15/10        300           286,849
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                 09/15/09        350           341,141
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                 12/17/07        350           345,748
  Standard Credit Card Master
    Trust I, Series 94-2, Class A
    7.25%                                 04/07/06        350           355,084

See accompanying notes to financial statements.

                     BlackRock Bond Allocation Target Shares

                             STATEMENT OF NET ASSETS
                       BATS SERIES S PORTFOLIO (Concluded)

As of September 30, 2005

                                                          Par
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                 06/16/08       $350       $   346,388
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $4,792,916)                                                   4,726,000
                                                                    -----------
CORPORATE BONDS -- 3.1%
Aerospace -- 0.1%
  Northrop Grumman Corp.,
    Unsecured Notes
    7.00%                                 03/01/06         10            10,109
                                                                    -----------
Insurance -- 3.0%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(d)                              10/22/08        300           292,128
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $311,432)                                                       302,237
                                                                    -----------

                                                      Par/Shares
                                                        (000)
                                                      ----------
SHORT TERM INVESTMENTS -- 10.5%
  Federal National Mortgage
    Association, Discount Notes
    3.50%(e)                              10/03/05        600           599,883
  Galileo Money Market Fund                               428           428,230
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,028,113)                                                   1,028,113
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES -- 104.7%
  (Cost $10,422,032(a))                                              10,301,386
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.7)%                                               (458,263)
                                                                    -----------
NET ASSETS -- 100.0%
  (Applicable to 1,000,000 shares
  outstanding)                                                      $ 9,843,123
                                                                    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE
  ($9,843,123/1,000,000)                                            $      9.84
                                                                    ===========

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                $     2,627
       Gross unrealized depreciation                                   (123,273)
                                                                    -----------
                                                                    $  (120,646)
                                                                    ===========

(b)  Rates shown are the rates as of September 30, 2005.
(c)  When-issued security.
(d)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30,
     2005, the Portfolio held 3.0% of its net assets, with a current market value of $292,128, in securities restricted as to resale.
(e)  The rate shown is the effective yield on the discount notes at the time of purchase.

See accompanying notes to financial statements.

                                                                               9

                     BlackRock Bond Allocation Target Shares

                            STATEMENT OF NET ASSETS
                            BATS SERIES C PORTFOLIO

As of September 30, 2005

                                                          Par
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
CORPORATE BONDS -- 79.6%
Aerospace -- 2.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                 12/01/29       $ 85        $  117,046
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                                 02/15/31         50            64,573
  Raytheon Co., Unsecured Notes
    5.38%                                 04/01/13         50            51,096
                                                                     ----------
                                                                        232,715
                                                                     ----------
Banks -- 17.2%
  Bank of America Corp.,
    Subordinated Notes
    7.40%                                 01/15/11        165           184,266
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                                 01/15/08        125           122,555
  BankBoston N.A., Subordinated
    Notes
    7.38%                                 09/15/06         25            25,633
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                                 05/10/06        225           226,837
  Citigroup, Inc., Subordinated
    Notes
    6.00%                                 10/31/33         20            21,214
  Citigroup, Inc., Unsecured Notes
    5.85%                                 12/11/34         60            62,760
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                                 11/30/07         80            79,256
  HSBC Bank USA, Subordinated
    Notes
    4.62%                                 04/01/14        100            97,243
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                 05/30/07        300           303,527
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                                 01/02/13         35            36,397
  National City Bank of Indiana,
    Senior Bank Notes
    2.38%                                 08/15/06         75            73,568
  Northern Trust Corp.,
    Subordinated Notes
    4.60%                                 02/01/13         25            24,635
  State Street Corp., Subordinated
    Notes
    7.65%                                 06/15/10         50            56,485
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                                 05/30/08         50            47,663
  Wachovia Corp., Subordinated
    Notes
    5.25%                                 08/01/14         60            60,841
  Wells Fargo & Co. Holdings
    Corp., Subordinated Notes
    6.25%                                 04/15/08        270           280,394
                                                                     ----------
                                                                      1,703,274
                                                                     ----------
Broadcasting -- 0.6%
  News America, Inc., Senior
    Debentures
    7.28%                                 06/30/28         50            55,434
                                                                     ----------
Chemicals -- 0.5%
  E. I. Dupont de Nemours & Co.,
    Senior Debentures
    6.50%                                 01/15/28         40            46,634
                                                                     ----------
Energy & Utilities -- 5.3%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    8.12%                                 06/15/10         65            73,271
  Duke Energy Corp., First
    Mortgage Bonds
    4.50%                                 04/01/10         50            49,512
  FirstEnergy Corp., Senior
    Unsecured Notes
    7.38%                                 11/15/31         15            17,658
  Florida Power & Light Co., First
    Mortgage Bonds
    6.00%                                 06/01/08         60            62,105
    5.85%                                 02/01/33         70            73,549
  Kiowa Power Partners LLC,
    Senior Secured Notes
    4.81%(b)                              12/30/13         24            22,975
  Metropolitan Edison Co., First
    Mortgage Bonds
    4.95%                                 03/15/13         15            14,882
  NiSource Finance Corp., Senior
    Unsecured Notes
    5.40%                                 07/15/14         25            25,169
  NiSource Finance Corp.,
    Unsecured Notes
    4.39%(c)                              11/23/09         25            25,057
  Oncor Electric Delivery Co.,
    Senior Secured Notes
    6.38%                                 01/15/15         15            16,193
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                                 03/01/31         75            89,554
    7.00%                                 10/30/31         50            55,560
                                                                     ----------
                                                                        525,485
                                                                     ----------
Entertainment & Leisure -- 2.7%
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
    6.75%                                 01/30/11         90            96,773
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                                 02/15/26         50            59,671
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                                 02/01/24         70            79,913
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                                 07/01/13         25            29,463
                                                                     ----------
                                                                        265,820
                                                                     ----------
Finance -- 12.3%
  Allstate Life Global Funding
    Trust, Secured Notes
    4.50%                                 05/29/09         25            24,807
  American Express Co., Senior
    Unsecured Notes
    4.75%                                 06/17/09         75            75,189
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    4.12%                                 01/15/10        125           122,351

See accompanying notes to financial statements.

                     BlackRock Bond Allocation Target Shares

                             STATEMENT OF NET ASSETS
                       BATS SERIES C PORTFOLIO (Continued)

As of September 30, 2005

                                                          Par
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Boeing Capital Corp., Senior
    Unsecured Notes
    6.50%                                 02/15/12       $ 25        $   27,243
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    5.75%                                 04/15/07         15            15,263
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.75%                                 03/15/32         90           105,865
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                              01/15/08        300           300,648
    3.60%                                 10/15/08         95            92,360
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                 08/15/07         50            49,640
  Goldman Sachs Group, Inc.,
    Senior Unsecured Notes
    5.12%                                 01/15/15        110           109,659
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                                 02/01/08         30            31,494
  Morgan Stanley, Senior
    Unsecured Notes
    3.88%                                 01/15/09        175           170,586
  PSEG Funding Trust I, Capital
    Securities
    5.38%                                 11/16/07         25            25,195
  SLM Corp., Senior Unsecured
    Notes
    3.50%                                 09/30/06         75            74,050
                                                                     ----------
                                                                      1,224,350
                                                                     ----------
Food & Agriculture -- 1.6%
  Kellogg Co., Senior Debentures
    7.45%                                 04/01/31         40            50,365
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.62%                                 11/01/11         15            15,498
  Sysco International Co., Senior
    Unsecured Notes
    6.10%                                 06/01/12         25            26,841
  Unilever Capital Corp., Senior
    Unsecured Notes
    5.90%                                 11/15/32         60            63,279
                                                                     ----------
                                                                        155,983
                                                                     ----------
Insurance -- 4.8%
  American General Corp., Senior
    Unsecured Notes
    7.50%                                 08/11/10         80            88,583
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                                 01/31/08         75            73,962
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                                 11/16/07         25            25,115
  John Hancock Financial
    Services, Inc., Senior
    Unsecured Notes
    5.62%                                 12/01/08         25            25,693
  Metropolitan Life Global Funding,
    Inc., Senior Secured Notes
    4.75%(b)                              06/20/07        100           100,189
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(b)                              06/19/08         50            47,261
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                              01/22/08         50            49,152
  Wellpoint, Inc., Unsecured Notes
    5.95%                                 12/15/34         60            62,554
                                                                     ----------
                                                                        472,509
                                                                     ----------
Manufacturing -- 1.9%
  Honeywell International, Inc.,
    Senior Unsecured Notes
    5.12%                                 11/01/06        190           191,147
                                                                     ----------
Medical & Medical Services -- 0.5%
  Genentech, Inc., Senior
    Unsecured Notes
    5.25%(b)                              07/18/35         50            48,391
                                                                     ----------
Medical Instruments & Supplies -- 0.3%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                                 10/01/11         25            26,223
                                                                     ----------
Metal & Mining -- 0.2%
  Noranda, Inc., Unsecured Notes
    5.50%                                 06/15/17         20            19,279
                                                                     ----------
Motor Vehicles -- 1.8%
  DaimlerChrysler N.A. Holding
    Corp., Notes
    4.75%                                 01/15/08         35            34,877
  Ford Motor Credit Co., Senior
    Notes
    5.80%                                 01/12/09        125           116,635
  Nissan Motor Acceptance Corp.,
    Unsecured Notes
    4.62%(b)                              03/08/10         25            24,729
                                                                     ----------
                                                                        176,241
                                                                     ----------
Oil & Gas -- 3.9%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                                 03/15/33         25            28,688
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                                 10/15/11        100           108,802
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    6.85%                                 04/15/11         50            54,600
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                                 09/30/11         65            71,449
  Enterprise Products Operating
    LP, Senior Unsecured Notes
    5.75%                                 03/01/35         30            27,429
  Halliburton Co., Debentures
    7.60%                                 08/15/46         10            12,017
  Noble Energy, Inc., Senior
    Unsecured Notes
    5.25%                                 04/15/14         25            25,068
  Union Oil Co. of California,
    Senior Unsecured Notes
    5.05%                                 10/01/12         15            15,247

See accompanying notes to financial statements.

                                                                              11

                     BlackRock Bond Allocation Target Shares

                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (Continued)

As of September 30, 2005

                                                          Par
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  XTO Energy, Inc., Senior
    Unsecured Notes
    5.00%                                 01/31/15       $ 50        $   49,012
                                                                     ----------
                                                                        392,312
                                                                     ----------
Paper & Forest Products -- 0.4%
  Weyerhaeuser Co., Senior
    Unsecured Notes
    6.12%                                 03/15/07         44            44,839
                                                                     ----------
Pharmaceuticals -- 1.5%
  Merck & Co., Inc., Senior
    Unsecured Notes
    4.38%                                 02/15/13        125           119,135
  Wyeth, Unsecured Notes
    6.50%                                 02/01/34         25            28,022
                                                                     ----------
                                                                        147,157
                                                                     ----------
Real Estate -- 1.0%
  EOP Operating LP, Senior
    Unsecured Notes
    7.00%                                 07/15/11         15            16,368
  EOP Operating LP, Unsecured
    Notes
    4.65%                                 10/01/10         60            59,093
  The Rouse Co., Unsecured
    Notes
    5.38%                                 11/26/13         25            23,802
                                                                     ----------
                                                                         99,263
                                                                     ----------
Retail Merchandising -- 2.8%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                                 09/01/08         50            52,348
  The Kroger Co., Senior Notes
    7.45%                                 03/01/08         70            73,802
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.12%                                 07/01/10        160           156,581
                                                                     ----------
                                                                        282,731
                                                                     ----------
Telecommunications -- 5.8%
  BellSouth Capital Funding Corp.,
    Senior Unsecured Notes
    7.75%                                 02/15/10        130           144,842
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                                 06/15/34         60            63,330
  Sprint Capital Corp., Senior
    Notes
    6.88%                                 11/15/28         35            38,664
  Verizon Pennsylvania, Inc.,
    Debentures
    5.65%                                 11/15/11        320           328,335
                                                                     ----------
                                                                        575,171
                                                                     ----------
Yankee -- 12.2%
  Alcan, Inc. (Canada), Unsecured
    Notes
    6.13%(d)                              12/15/33         25            25,836
  Burlington Resources Finance
    Co. (Canada), Senior
    Unsecured Notes
    5.60%(d)                              12/01/06         20            20,228
  Cadbury Schweppes PLC
    (United Kingdom), Unsecured
    Notes
    3.88%(b)(d)                           10/01/08         40            38,968
  Canadian National Railway Co.
    (Canada), Senior Unsecured
    Notes
    6.38%(d)                              10/15/11         50            53,973
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(d)                              07/15/09        100            99,682
  Encana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(d)                              05/01/14         50            52,659
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
    2.62%(b)(d)                           01/30/07        100            97,546
  Rio Tinto Finance (USA) Ltd.
    (Australia), Unsecured Notes
    2.62%(d)                              09/30/08         50            47,102
  Royal Bank of Scotland Group
    PLC (United Kingdom),
    Subordinated Notes
    7.38%(d)                              04/29/49        150           152,092
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(d)                              03/15/10         50            49,971
  Suncor Energy, Inc. (Canada)
    5.95%(d)                              12/01/34         25            26,548
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
    5.38%(d)                              10/01/15         25            24,861
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
    7.75%(d)                              09/15/10         60            67,639
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    6.12%(d)                              01/15/09        100           103,760
  United Mexican States (Mexico),
    Senior Unsecured Notes
    8.00%(d)                              09/24/22        150           182,250
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(d)                              02/15/10        150           167,313
                                                                     ----------
                                                                      1,210,428
                                                                     ----------
TOTAL CORPORATE BONDS
  (Cost $7,974,788)
                                                                      7,895,386
                                                                     ----------

See accompanying notes to financial statements.

                     BlackRock Bond Allocation Target Shares

                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (Concluded)

As of September 30, 2005

                                                      Par/Shares
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
TAXABLE MUNICIPAL BONDS -- 1.3%
  Illinois State Pension Funding General Obligation
    Bonds, Series 03
    5.10%
  (Cost $118,900)                         06/01/33     $  125        $  123,803
                                                                     ----------

SHORT TERM INVESTMENTS -- 18.8%
  Federal National Mortgage
    Association, Discount Notes
    3.50%(e)                              10/03/05      1,400         1,399,728
  Galileo Money Market Fund                               464           464,375
                                                                     ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,864,103)                                                   1,864,103
                                                                     ----------

TOTAL INVESTMENTS IN SECURITIES -- 99.7%
  (Cost $9,957,791(a))                                                9,883,292
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%                                                    33,375
                                                                     ----------
NET ASSETS -- 100.0%
  (Applicable to 1,000,000 shares
  outstanding)                                                       $9,916,667
                                                                     ==========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE
  ($9,916,667/1,000,000)                                             $     9.92
                                                                     ==========

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                 $   57,231
       Gross unrealized depreciation                                   (131,730)
                                                                    -----------
                                                                     $  (74,499)
                                                                    ===========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30,
     2005, the Portfolio held 4.3% of its net assets, with a current market value of $429,211, in securities restricted as to resale.
(c)  Rates shown are the rates as of September 30, 2005.
(d)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(e)  The rate shown is the effective yield on the discount notes at the time of purchase.

See accompanying notes to financial statements.
                                                                              13

                     BlackRock Bond Allocation Target Shares

                             STATEMENT OF NET ASSETS
                             BATS SERIES M PORTFOLIO

As of September 30, 2005

                                                          Par
                                          Maturity       (000)         Value
                                          --------    ----------    ------------
MORTGAGE PASS-THROUGHS -- 17.3%
  Federal National Mortgage
    Association
    5.00%
  (Cost $864,492)                         08/01/19       $853        $  850,969
                                                                     ----------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 42.6%
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                 08/16/33        430           472,031
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C3,
    Class A2
    6.96%                                 09/15/35        400           436,251
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
    4.57%                                 08/10/42         70            69,079
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 00-C10, Class A2
    7.37%                                 08/15/32        200           217,681
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                 08/15/26        500           549,717
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                 12/18/33        170           181,439
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                                 10/13/11        156           167,991
                                                                     ----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $2,145,320)                                                   2,094,189
                                                                     ----------
ASSET BACKED SECURITIES -- 37.8%
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                                 11/15/07        181           178,843
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                 02/09/09        200           201,084
  Citibank Credit Card Master
    Trust I, Series 99-2, Class A
    5.88%                                 03/10/11        200           208,039
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                 01/08/08        194           192,497
  Discover Card Master Trust I,
    Class 00-9, Class A
    6.35%                                 07/15/08        200           201,230
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                 11/15/08        200           197,768
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                 02/21/07         82            81,766
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                 12/17/07        200           197,570
  Standard Credit Card Master
    Trust I, Series 94-2, Class A
    7.25%                                 04/07/06        200           202,905
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                 06/16/08        200           197,936
                                                                     ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $1,878,632)                                                   1,859,638
                                                                     ----------

                                                       NUMBER OF
                                                        SHARES
                                                      ----------
SHORT TERM INVESTMENTS -- 3.0%
  Galileo Money Market Fund
  (Cost $147,163)                                      147,163          147,163
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES -- 100.7%
  (Cost $5,035,607(a))                                                4,951,959
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.7)%                                                (35,623)
                                                                     ----------
NET ASSETS -- 100.0%
  (Applicable to 500,000 shares
  outstanding)                                                       $4,916,336
                                                                     ==========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE
  ($4,916,336/500,000)                                               $     9.83
                                                                     ==========

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                 $      127
       Gross unrealized depreciation                                    (83,775)
                                                                     ----------
                                                                     $  (83,648)
                                                                     ==========

                         KEY TO INVESTMENT ABBREVIATIONS

       ARM  Adjustable Rate Mortgage
       LLC  Limited Liability Company
       LP   Limited Partnership
       PLC  Public Limited Company

See accompanying notes to financial statements.

                     BlackRock Bond Allocation Target Shares

                            STATEMENTS OF OPERATIONS

For the year ended September 30, 2005

                                                                    BATS Series S         BATS Series C         BATS Series M
                                                                 -------------------   -------------------   -------------------
Investment income:
 Interest ......................................................      $  348,739            $  409,280            $  198,998
                                                                      ----------            ----------            ----------
Expenses:
 Administration fees ...........................................             492                   496                   247
 Custodian fees ................................................           6,400                12,001                 4,593
 Accounting fees ...............................................          20,842                35,361                17,642
 Transfer agent fees ...........................................          23,114                22,711                19,362
 Legal and audit fees ..........................................         151,142               152,445                91,510
 Printing fees .................................................          34,752                34,752                34,752
 Registration fees and expenses ................................          22,590                22,590                22,058
 Trustees' fees ................................................             362                   362                   362
 Other .........................................................           8,078                19,154                 3,449
                                                                      ----------            ----------            ----------
  Total expenses ...............................................         267,772               299,872               193,975
                                                                      ----------            ----------            ----------
   Less expenses reimbursed by advisor .........................        (267,772)             (299,872)             (193,975)
                                                                      ----------            ----------            ----------
  Net expenses .................................................              --                    --                    --
                                                                      ----------            ----------            ----------
Net investment income ..........................................         348,739               409,280               198,998
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) from investment transactions .........         (29,112)               (8,834)                2,295
 Change in unrealized depreciation from investments ............        (120,646)              (74,499)              (83,648)
                                                                      ----------            ----------            ----------
Net loss on investments ........................................        (149,758)              (83,333)              (81,353)
                                                                      ----------            ----------            ----------
Net increase in net assets resulting from operations ...........      $  198,981            $  325,947            $  117,645
                                                                      ==========            ==========            ==========

See accompanying notes to financial statements.

                                                                              15

                     BlackRock Bond Allocation Target Shares

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    BATS Series S         BATS Series C         BATS Series M
                                                                 -------------------   -------------------   -------------------
                                                                       For the               For the               For the
                                                                        Year                  Year                  Year
                                                                 10/1/04 /1/-9/30/05   10/1/04 /1/-9/30/05   10/1/04 /1/-9/30/05
                                                                 -------------------   --------------------  -------------------
Increase in net assets:
 Operations:
  Net investment income ........................................     $   348,739           $   409,280           $   198,998
  Net realized gain (loss) on investments ......................         (29,112)               (8,834)                2,295
  Net unrealized depreciation on investments ...................        (120,646)              (74,499)              (83,648)
                                                                     -----------           -----------           -----------
  Net increase in net assets resulting from operations .........         198,981               325,947               117,645
                                                                     -----------           -----------           -----------
Distributions to shareholders from:
  Net investment income ........................................        (355,858)             (409,280)             (201,309)
                                                                     -----------           -----------           -----------
Capital share transactions:
  Shares sold ..................................................      10,000,000            10,000,000             5,000,000
                                                                     -----------           -----------           -----------

  Total increase in net assets .................................       9,843,123             9,916,667             4,916,336
                                                                     -----------           -----------           -----------
Net assets:
  Beginning of year ............................................              --                    --                    --
                                                                     -----------           -----------           -----------
  End of year ..................................................     $ 9,843,123           $ 9,916,667           $ 4,916,336
                                                                     ===========           ===========           ===========
End of year undistributed net investment income ................     $        --           $        --           $        --

----------
/1/  Commencement of operations.

See accompanying notes to financial statements.

                     BlackRock Bond Allocation Target Shares

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    BATS Series S         BATS Series C         BATS Series M
                                                                 -------------------   -------------------   -------------------
                                                                       For the               For the               For the
                                                                        Year                  Year                  Year
                                                                 10/1/04 /1/-9/30/05   10/1/04 /1/-9/30/05   10/1/04 /1/-9/30/05
                                                                 -------------------   -------------------  --------------------
Per share operating performance:
Net asset value, beginning of period ...........................          $10.00                $10.00                $10.00
                                                                          ------                ------                ------
 Net investment income .........................................            0.35/2/               0.41/2/               0.40/2/
 Net realized and unrealized loss on investments ...............           (0.16)                (0.08)                (0.17)
 Distributions from net investment income ......................           (0.35)                (0.41)                (0.40)
                                                                          ------                ------                ------
 Net asset value, end of period ................................          $ 9.84                $ 9.92                $ 9.83
                                                                          ======                ======                ======
Total Return ...................................................            2.00%                 3.34%                 2.37%
Ratios / Supplemental data
Net assets, end of period (in thousands) .......................          $9,843                $9,917                $4,916
Ratio of net expenses to average net assets ....................              --                    --                    --
Ratio of total net expenses to average net assets (excluding
 reimbursements) ...............................................            2.72%                 3.02%                 3.93%
Ratio of net investment income to average net assets ...........            3.54%                 4.12%                 4.03%
Ratio of net investment income to average net assets (excluding
 reimbursements) ...............................................            0.82%                 1.10%                 0.10%
Portfolio turnover .............................................              17%                   50%                   36%

---------
/1/  Commencement of operations.
/2/  Calculated using the average shares outstanding method.

See accompanying notes to financial statements.

                                                                              17

                     BlackRock Bond Allocation Target Shares

                          NOTES TO FINANCIAL STATEMENTS

(A)  Organization

     The BlackRock Bond Allocation Target Shares ("BATS" or the "Fund") was
organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. Pursuant to this authority, the
Trustees have authorized the issuance of an unlimited number of shares in five investment portfolios, three of which, Series S, Series C and Series M (the
"Portfolios"), commenced operations on October 1, 2004.

     Investors may only purchase shares in the five investment portfolios described herein by entering into a wrap-fee program or other managed account.
Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B)  Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of the Portfolios' financial statements.

     Investment Valuation -- Valuation of investments held by each Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of Trustees
(the "Board"); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment advisor under the supervision of the Board determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the
Board as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all
Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the advisor deems relevant.

     Dividends to Shareholders -- Dividends from net investment income are declared by the Portfolios each day on "settled" shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

     Investment Transactions and Investment Income -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of specific identification method, generally first in first out, for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

     Investing in Government Sponsored Enterprises -- The Portfolios invest in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac")
and similar United States Government sponsored entities such as the Federal
National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks
("FHLB's"). Freddie Mac, Fannie Mae, and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and
FHLB's are neither guaranteed nor insured by the United States Government.

     Forward Commitments, When-Issued and Delayed Delivery Securities -- These
Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions

                     BlackRock Bond Allocation Target Shares

                    NOTES TO FINANCIAL STATEMENTS (Continued)

normally occurs within a month or more after the purchase or sale commitment is made. A portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued forward commitment basis, the
Portfolio will hold liquid assets worth at least the equivalent of the amount due.

     TBA Purchase Commitments -- The Portfolios may enter into "TBA" (to be announced) purchases or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a
Portfolios' other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation".

     Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from the estimates.

     Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the
Portfolios on the basis of relative net assets.

(C)  Transactions with Affiliates and Related Parties

     Pursuant to an Investment Management Agreement, BlackRock Advisors, Inc.
("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Fund. BlackRock does not receive direct compensation for its advisory services. BlackRock benefits from the Fund being an investment option in a wrap program for which BlackRock affiliates receive fees. BlackRock is contractually obligated to pay expenses it incurs in providing advisory services to the Fund and will reimburse the Fund for all of its expenses, except extraordinary expenses. For the year ended September 30, 2005, BlackRock reimbursed expenses of $267,772, $299,872, and $193,975, respectively, to Series
S, Series C, and Series M.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services
Group, Inc., acts as adminstrator for the Fund. For these services, PFPC receives administration and accounting services fees computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i) $12,000 for each Portfolio's first $250 million in average net assest, $12,000 for each
Portfolio's next $500 million in average net assets and 0.0025% for each
Portfolio's average net assets in excess of $750 million, and (ii) $200 per
Portfolio per month, plus $0.65 per CUSIP per day; (b) for administration services, 0.005% of each Portfolio's average net assets; and (c) out-of-pocket expenses.

     In addition, PFPC Trust Co., an indirect wholly-owned subsidiary of The PNC
Financial Services Group, Inc., serves as custodian for the Fund. For its services, PFPC Trust Co. receives 0.01% of each Portfolio's first $10 billion of total net assets and 0.0075% of each Portfolio's total net assets over $10 billion, as well as out-of-pocket expenses and certain transaction charges.

     Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $15,000 per Portfolio, plus transaction fees, per account fees and disbursements.

     As mentioned above, BlackRock will reimburse the Fund for all such administration, custodian and transfer agent services.

     As of September 30, 2005, affiliated payables were as follows:

                                BATS Series S   BATS Series C   BATS Series M
                               --------------- --------------- --------------
          PFPC/(1)/ .........       $4,067          $5,069          $3,080

(1) -- payables to PFPC are for Accounting, Administration, Custody and Transfer
Agent services.

                                                                              19

                     BlackRock Bond Allocation Target Shares

                    NOTES TO FINANCIAL STATEMENTS (Continued)

(D)  Purchase and Sales of Securities

     For the year ended September 30, 2005, purchases and sales of investment securities, other than short-term investments and government securities, were as follows:

                                          Purchases              Sales
                                       --------------        -------------
BATS Series S .....................     $13,297,473           $1,558,237
BATS Series C .....................      12,127,109            3,950,574
BATS Series M .....................       6,984,586            1,745,938

     For the year ended September 30, 2005, purchases and sales of U.S.
government securities were as follows:

                                          Purchases              Sales
                                       --------------        ------------
BATS Series S .....................      $7,898,690             $399,721
BATS Series C .....................       6,003,396              905,153
BATS Series M .....................       2,999,853                   --

(E)  Capital Shares:

     Transactions in capital shares for the year ended September 30, 2005 were as follows:

                                 BATS Series S               BATS Series C             BATS Series M
                          --------------------------- --------------------------- ------------------------
                             Shares        Value         Shares        Value        Shares       Value
                          ----------- --------------- ----------- --------------- --------- --------------
Shares sold ..........     1,000,000    $10,000,000    1,000,000    $10,000,000    500,000    $5,000,000
                           ---------    -----------    ---------    -----------    -------    ----------
Net increase .........     1,000,000    $10,000,000    1,000,000    $10,000,000    500,000    $5,000,000
                           =========    ===========    =========    ===========    =======    ==========

(F)  At September 30, 2005, net assets consisted of:

                                                                BATS Series S   BATS Series C   BATS Series M
                                                               --------------- --------------- --------------
Capital paid-in ............................................     $10,000,000     $10,000,000     $5,000,000
Accumulated net realized loss on investment transactions ...         (36,231)         (8,834)           (16)
Net unrealized depreciation on investment transactions .....        (120,646)        (74,499)       (83,648)
                                                                 -----------     -----------     ----------
                                                                 $ 9,843,123     $ 9,916,667     $4,916,336
                                                                 ===========     ===========     ==========

(G)  Federal Tax Information

     No provision is made for Federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.
Short-term capital distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no short-term or long-term capital gain distributions for the year ended
September 30, 2005.

                     BlackRock Bond Allocation Target Shares

                    NOTES TO FINANCIAL STATEMENTS (Concluded)

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
The following permanent differences as of September 30, 2005, attributable to paydown adjustments were reclassified to the following accounts:

                                           Increase/         Increase/
                                          (Decrease)         (Decrease)
                                          Accumulated      Undistributed
                                         Net Realized      Net Investment
                                             Gain              Income
                                        --------------    ---------------
BATS Series S .......................       $(7,119)           $7,119
BATS Series M .......................        (2,311)            2,311

     The tax character of distributions paid during the year ended September
30, 2005 were as follows:

                                                   Ordinary
                                                    Income
                                                 ------------
BATS Series S
  9/30/05 ....................................     $355,858
BATS Series C
  9/30/05 ....................................      409,280
BATS Series M
  9/30/05 ....................................      201,309

     As of September 30, 2005, the tax components of distributable earnings/(accumulated losses) were as follows:

                                   Undistributed   Accumulated       Post-
                                      Ordinary       Capital        October
                                       Income         Losses        Losses
                                  --------------- ------------- --------------
BATS Series S ..................       $32,002         $(167)       $(36,064)
BATS Series C ..................        35,424            --          (9,465)
BATS Series M ..................        18,151            --             (16)

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Portfolios may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     As of September 30, 2005, the Series S Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                    Expiring September 30
                                    ----------------------
                                      2013          Total
                                    --------      --------
BATS Series S ....................    $167          $167

                                                                              21

                     BlackRock Bond Allocation Target Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
the BlackRock Bond Allocation Target Shares:

We have audited the accompanying statements of net assets of the Series S,
Series C, and Series M Portfolios [three of the five portfolios constituting the BlackRock Bond Allocation Target Shares (the "Fund"), collectively the
"Portfolios"] as of September 30, 2005 and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the
Portfolios as of September 30, 2005, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the
United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
November 25, 2005

                                 BlackRock Funds

                           FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (888) 825-2257. Institutional and service share class investors should call (800) 441-7450.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                        Term of                                            Portfolios                   Total Fund
                                      Office/(1)/                                            in Fund         Other      Compensation
                         Position(s)  and Length                                           Complex/(2)/  Directorships     for the
   Name, Address and     Held with     of Time           Principal Occupation(s)            Overseen       Held by      Year Ending
          Age               Fund        Served           During Past Five Years            by Trustee      Trustee        9/30/05
------------------------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis/(3)/    Trustee      Since 2005   Managing Director, BlackRock, Inc.           55      None                N/A
BlackRock, Inc.                                    (since 2005); Chief Executive Officer,  (includes 5
40 E. 52nd Street                                  State Street Research &                  Portfolios
New York, NY 10022                                 Management Company (2000-2005);         of the Fund
Age: 59                                            Chairman of the Board of Trustees,         and 50
                                                   State Street Research mutual funds       Portfolios
                                                   ("SSR Funds") (2000-2005); Senior            of
                                                   Vice President, Metropolitan Life        BlackRock
                                                   Insurance Company (1999-2000);             Funds)
                                                   Chairman, SSR Realty (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink/(4)/    Trustee      Since 2000   Director, Chairman and Chief                 55      Director,           N/A
BlackRock, Inc.                                    Executive Officer of BlackRock, Inc.    (includes 5  BlackRock,
40 E. 52nd Street                                  since its formation in 1998 and of       Portfolios  Inc.
New York, NY 10022                                 BlackRock, Inc.'s predecessor           of the Fund
Age: 52                                            entities since 1988; Chairman of the       and 50
                                                   Management Committee; formerly,          Portfolios
                                                   Managing Director of the First               of
                                                   Boston Corporation, Member of its        BlackRock
                                                   Management Committee, Co-head of           Funds)
                                                   its Taxable Fixed Income Division
                                                   and Head of its Mortgage and Real
                                                   Estate Products Group; Chairman of
                                                   the Board of Nomura BlackRock
                                                   Asset Management and several of
                                                   BlackRock's alternative investment
                                                   vehicles; Director of several of
                                                   BlackRock's offshore funds;
                                                   Co-Chairman of the Board of
                                                   Trustees of Mount Sinai-NYU;
                                                   Co-Chairman of the Board of
                                                   Trustees of NYU Hospitals Center;
                                                   member of the Board of Trustees of
                                                   NYU; member of the Board of
                                                   Executives of the New York Stock
                                                   Exchange, and Trustee of the
                                                   American Folk Art Museum.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              23

                                 BlackRock Funds

                     FUND MANAGEMENT (Unaudited) (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                        Term of                                            Portfolios                   Total Fund
                                      Office/(1)/                                           in Fund          Other     Compensation
                         Position(s)  and Length                                          Complex/(2)/   Directorships    for the
   Name, Address and     Held with     of Time           Principal Occupation(s)            Overseen      Held by       Year Ending
          Age               Fund        Served           During Past Five Years            by Trustee     Trustee         9/30/05
------------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond            Trustee      Since 2005   Retired; Trustee and member of the           55      Director,         $ 84,600
c/o BlackRock Funds                                Governance Committee, SSR Funds         (includes 5  Avaya, Inc.
100 Bellevue Parkway                               (1997-2005).                             Portfolios  (information
Wilmington, DE 19809                                                                       of the Fund  technology).
Age: 59                                                                                      and 50
                                                                                            Portfolios
                                                                                                of
                                                                                            BlackRock
                                                                                              Funds)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch          Trustee      Since 2005   Retired; Trustee and member of the           55      Director,         $ 84,600
c/o BlackRock Funds                                Audit Committee, SSR Funds              (includes 5  First
100 Bellevue Parkway                               (2003-2005); Partner, Pricewater-        Portfolios  Marblehead
Wilmington, DE 19809                               houseCoopers LLP (accounting firm)      of the Fund  Corp.
Age: 64                                            (1964-2000).                               and 50    (student
                                                                                            Portfolios  loan
                                                                                                of      processing
                                                                                            BlackRock   and
                                                                                              Funds)    securitization);
                                                                                                        Trustee,
                                                                                                        University of
                                                                                                        Connecticut;
                                                                                                        Trustee,
                                                                                                        Huntington
                                                                                                        Theatre.
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart         Trustee and  Since 2001   Partner, Covington & Burling (law            55      Director,         $130,100
E. Eizenstat             Chairman of               firm) (2001-Present); Deputy            (includes 5  Mirant
Covington & Burling      the                       Secretary of the Treasury                Portfolios  Corporation;
1201                     Nominating                (1999-2001); Under Secretary of         of the Fund  Advisory
Pennsylvania Avenue,     Committee                 State for Economic, Business and           and 50    Board member,
NW                                                 Agricultural Affairs (1997-1999);        Portfolios  The
Washington, DC 20004                               Under Secretary of Commerce for              of      Coca-Cola
Age: 62                                            International Trade (1996-1997);         BlackRock   Company;
                                                   U.S. Ambassador to the European            Funds)    Advisory
                                                   Union (1993-1996); Chairman,                         Board member,
                                                   International Board of Governors,                    Group
                                                   Weizmann Institute of Science.                       Menatep;
                                                                                                        Advisory
                                                                                                        Board member, BT
                                                                                                        Americas.
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez      Trustee,     Since 1996   Retired; Director (1991-2001), Vice          55      Lead Director,    $140,100
c/o BlackRock Funds      Vice                      Chairman and Chief Financial Officer    (includes 5  ACE Limited
100 Bellevue Parkway     Chairman                  (1994-2001), Executive Vice              Portfolios  (insurance
Wilmington, DE 19809     of                        President-Accounting and Finance        of the Fund  company);
Age: 61                  the Board                 and Chief Financial Officer                and 50    Director
                         and                       (1991-1994), USX Corporation (a          Portfolios  and Chairman
                         Chairman                  diversified company principally              of      of the Board,
                         of                        engaged in energy and steel              BlackRock   RTI
                         the Audit                 businesses).                               Funds)    International
                         Committee                                                                      Metals, Inc.:
                                                                                                        Director,
                                                                                                        Eastman
                                                                                                        Chemical
                                                                                                        Company.
------------------------------------------------------------------------------------------------------------------------------------

                                 BlackRock Funds

                     FUND MANAGEMENT (Unaudited) (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                        Term of                                            Portfolios                   Total Fund
                                      Office/(1)/                                            in Fund         Other     Compensation
                         Position(s)  and Length                                          Complex/(2)/   Directorships    for the
   Name, Address and     Held with     of Time           Principal Occupation(s)            Overseen      Held by       Year Ending
          Age               Fund        Served           During Past Five Years            by Trustee     Trustee         9/30/05
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner        Trustee and  Since 2004   Retired; Executive Vice President of         55      Chair of the      $104,550
c/o BlackRock Funds      Chairperson               Teachers Insurance and Annuity          (includes 5  Board of the
100 Bellevue Parkway     of                        Association and College Retirement       Portfolios  Massachusetts
Wilmington, DE 19809     the                       Equities Fund (TIAA-CREF)               of the Fund  General
Age: 66                  Governance                (1989-2003).                               and 50    Hospital
                         Committee                                                          Portfolios  Institute of
                                                                                                of      Health
                                                                                            BlackRock   Professions;
                                                                                              Funds)    Chair of
                                                                                                        the Board of
                                                                                                        the
                                                                                                        Greenwall
                                                                                                        Foundation;
                                                                                                        Trustee,
                                                                                                        Century
                                                                                                        Foundation
                                                                                                        (formerly
                                                                                                        The Twentieth
                                                                                                        Century
                                                                                                        Fund);
                                                                                                        Director,
                                                                                                        N STAR
                                                                                                        (formerly
                                                                                                        called
                                                                                                        Boston
                                                                                                        Edison);
                                                                                                        Director,
                                                                                                        The Neiman
                                                                                                        Marcus Group;
                                                                                                        Honorary
                                                                                                        Trustee,
                                                                                                        Massachusetts
                                                                                                        General
                                                                                                        Hospital
                                                                                                        Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt          Trustee      Since 2005   President, Founders Investment Ltd.          55      Director,         $ 84,600
c/o BlackRock Funds                                (private investments) (since 1999);     (includes 5  A.P. Pharma,
100 Bellevue Parkway                               Trustee, SSR Funds (1993-2003).          Portfolios  Inc.
Wilmington, DE 19809                                                                       of the Fund
Age: 67                                                                                       and 50
                                                                                            Portfolios
                                                                                                of
                                                                                            BlackRock
                                                                                              Funds)
------------------------------------------------------------------------------------------------------------------------------------
David R.                 Trustee and  Since 1996   Chairman, Wilmerding & Associates,           56      None              $135,100
Wilmerding, Jr.          Chairperson               Inc. (investment advisers) (since       (includes 5
c/o BlackRock Funds      of                        1989); Chairman, Coho Partners,          Portfolios
100 Bellevue Parkway     the Board                 Ltd. (investment advisers) (since       of the Fund,
Wilmington, DE 19809                               2003); Director, Beaver Management           50
Age: 70                                            Corporation (land management             Portfolios
                                                   corporation); Managing General               of
                                                   Partner, Chestnut Street Exchange        BlackRock
                                                   Fund.                                    Funds and
                                                                                           1 Portfolio
                                                                                           of Chestnut
                                                                                              Street
                                                                                             Exchange
                                                                                           Fund, which
                                                                                            is managed
                                                                                                by
                                                                                            BlackRock
                                                                                            Financial
                                                                                            Management
                                                                                             Inc. and
                                                                                            BlackRock
                                                                                          Institutional
                                                                                            Management
                                                                                          Corporation.)
------------------------------------------------------------------------------------------------------------------------------------

                                                                              25

                                 BlackRock Funds

                     FUND MANAGEMENT (Unaudited) (Continued)

------------------------------------------------------------------------------------------------------------------------
                                              Term of                                                        Total Fund
                                             Office/(5)/                                                    Compensation
                             Position(s)     and Length                                                       for the
  Name, Address and          Held with       of Time                 Principal Occupation(s)                 Year Ending
         Age                   Fund           Served                 During Past Five Years                    9/30/05
------------------------------------------------------------------------------------------------------------------------
                                            OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Anne Ackerley              Vice President   Since 2003    Managing Director, BlackRock, Inc. (since May         N/A
BlackRock, Inc.                             (previously   2000); First Vice President and Operating
40 E. 52nd Street                           served as     Officer, Mergers and Acquisitions Group
New York, NY 10022                          Assistant     (1997-2000), First Vice President and Operating
Age: 43                                     Secretary     Officer, Public Finance Group (1995-1997), and
                                            since         First Vice President, Emerging Markets Fixed
                                            2000)         Income Research (1994-1995), Merrill Lynch &
                                                          Co.
------------------------------------------------------------------------------------------------------------------------
Edward Baer                Assistant        Since 2005    Director and Senior Counsel of BlackRock, Inc.        N/A
BlackRock, Inc.            Secretary                      (since 2004); Associate, Willkie Farr &
40 E. 52nd Street                                         Gallagher LLP (2000-2004); Associate, Morgan
New York, NY 10022                                        Lewis & Bockius LLP (1995-2000).
Age: 37
------------------------------------------------------------------------------------------------------------------------
Bart Battista              Chief            Since 2004    Chief Compliance Officer and Anti-Money              $347
BlackRock, Inc.            Compliance                     Laundering Compliance Officer of BlackRock,
40 E. 52nd Street          Officer and                    Inc. (since 2004); Managing Director (since
New York, NY 10022         Anti-Money                     2003), and Director (1998-2002) of BlackRock,
Age: 46                    Laundering                     Inc.; Compliance Officer at Moore Capital
                           Compliance                     Management (1995-1998).
                           Officer
------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson            Assistant        Since 1998    Senior Director and Vice President of Fund            N/A
PFPC Inc.                  Treasurer                      Accounting and Administration, PFPC Inc.
103 Bellevue Parkway                                      (since 2003); Vice President and Director of
Wilmington, DE 19809                                      Mutual Fund Accounting and Administration,
Age: 41                                                   PFPC Inc. (since November 1997); Assistant
                                                          Vice President, PFPC Inc. (March
                                                          1997-November 1997); Senior Accounting
                                                          Officer, PFPC Inc. (March 1993-March 1997).
------------------------------------------------------------------------------------------------------------------------
Henry Gabbay               President        Since 2005    Managing Director, BlackRock, Inc. (since             N/A
BlackRock, Inc.                                           1989).
40 E. 52nd Street
New York, NY 10022
Age: 57
------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Secretary        Since 1997    Managing Director and Senior Counsel (since           N/A
BlackRock Advisors, Inc.                                  January 2005), Director and Senior Counsel
100 Bellevue Parkway                                      (2001-2004) and Vice President and Senior
Wilmington, DE 19809                                      Counsel (1998-2000), BlackRock Advisors,
Age: 46                                                   Inc.; Senior Counsel, PNC Bank Corp. May
                                                          1995-April 1998).
------------------------------------------------------------------------------------------------------------------------
William McGinley           Treasurer        Since 2005    Managing Director of BlackRock, Inc. (since           N/A
BlackRock, Inc.                                           2004); Partner, PricewaterhouseCoopers LLP
100 Bellevue Parkway                                      (1990-2004).
Wilmington, DE 19809
Age: 38
------------------------------------------------------------------------------------------------------------------------
Vincent Tritto             Assistant        Since 2003    Managing Director and Senior Counsel (since           N/A
BlackRock, Inc.            Secretary                      January 2005) and Director and Senior Counsel
40 E. 52nd Street                                         (2002-2004) of BlackRock, Inc. Executive
New York, NY 10022                                        Director (2000-2002) and Vice President
Age: 44                                                   (1998-2000), Morgan Stanley & Co.
                                                          Incorporated and Morgan Stanley Asset
                                                          Management Inc. and officer of various Morgan
                                                          Stanley-sponsored investment vehicles:
                                                          Counsel (1998); Associate (1988-1997),
                                                          Rogers & Wells LLP, New York, NY.
------------------------------------------------------------------------------------------------------------------------

                                 BlackRock Funds

                     FUND MANAGEMENT (Unaudited) (Concluded)

(1)  Each Trustee holds office for an indefinite term until the earlier of (1)
     the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such
     Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust.
(2)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
(3)  Mr. Davis is an interested person of the Fund due to his position at
     BlackRock, Inc.
(4)  Mr. Fink is an interested person of the Fund due to his position at
     BlackRock, Inc.
(5)  Each officer holds office for an indefinite term until the earlier of (1)
     the next meeting of trustees at which his or her successor is appointed and
     (2) such time as such officer resigns or his or her term as an officer is terminated in accordance with the Fund's code of regulations and
     Declaration of Trust.

                                                                              27

                                 BlackRock Funds

                       ADDITIONAL INFORMATION (Unaudited)

(A)  A written consent was sent to the sole shareholder of all portfolios of the
     Fund asking it to consider and vote upon the election of nine trustees to the Board of Trustees of the Fund (the "Board"). Five of the nine nominees were already serving as trustees of the Fund and the additional nominees had previously served as trustees of the State Street Research Funds. Due to an increase in the responsibilities of boards of trustees of funds generally, the Board believed it was in the best interest of the Fund to increase the size of the Board. On April 29, 2005, the sole shareholder executed the consent, thereby duly electing the following trustees to the
     Board:

     Bruce R. Bond
     Richard S. Davis
     Peter S. Drotch
     Stuart E. Eizenstat
     Laurence D. Fink
     Robert M. Hernandez
     Dr. Matina Horner
     Toby Rosenblatt
     David R. Wilmerding, Jr.

(B)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

                     BlackRock Bond Allocation Target Shares

Investment Adviser
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Custodian
     PFPC Trust Co.
     Philadelphia, Pennsylvania 19153

Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800)
441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

For information about portfolio holdings and characteristics, BlackRock BATS shareholders and prospective investors may call (888) 825-2257.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                       BlackRock

BATS-ANN 11/05

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it has six audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Bruce R. Bond, Peter S. Drotch, Robert M. Hernandez, Dr. Matina Horner, Toby Rosenblatt and David R. Wilmerding Jr. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $89,800 for the fiscal year ended September 30, 2005.

Audit-Related Fees

(b)	The aggregate fees billed for the fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $9,000 for the fiscal year ended September 30, 2005. The services were for security counts per Rule 17f-2 under the Investment Company Act of 1940 (the “1940 Act”).

Tax Fees

(c)	The aggregate fees billed for the fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $25,000 for the fiscal year ended September 30, 2005. The nature of these services was federal, state and local income and excise tax review and related advice and planning and miscellaneous tax advice.

All Other Fees

(d)	There were no aggregate fees billed for the fiscal year for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

Audit Committee Pre-Approval Policies and Procedures

(e)(1) The Registrant has polices and procedures (the “Policy”) for the pre-approval by the Registrant’s Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Registrant’s independent auditor (the “Independent Auditor”) to the Registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its November meeting of each year, the Audit Committee will approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Registrant and (B) all engagements for non-audit services that directly impact the operations and financial reporting or the Registrant to be provided by the Independent Auditor to any Covered Entity. “Covered Entities” means (1) BlackRock Advisors, Inc. (the “Advisor”) or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Registrant.

In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under the Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under the Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

The terms and fees of the annual Audit services engagement for the Registrant are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Registrant structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Registrant not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

The Audit Committee believes that the Independent Auditor can provide Tax services to the Registrant and Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the Registrant or the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(e)(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant were $1,631,850 for the fiscal year ended September 30, 2005.

(h)	The Registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s fourth fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics attached as EX-99.CODE ETH.

(a)(2)	Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b)	Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BLACKROCK BOND ALLOCATION TARGET SHARES

By: (Signature and Title)	/S/ HENRY GABBAY
Henry Gabbay, President and Principal Executive Officer

Date   December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/S/ HENRY GABBAY
Henry Gabbay, President and Principal Executive Officer

Date   December 8, 2005

By:(Signature and Title)	/S/ WILLIAM MCGINLEY
William McGinley, Treasurer and Principal Financial Officer

Date	December 8, 2005